EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2016	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 19, 2016	Dec. 31, 2015
Calculation of basic and diluted earnings per share:
Antidilutive shares		597,749		977,352
Net loss	$ (3,060)	$ 2,593	$ (35,204)	$ (20,177)	$ (289,235)	$ (313,948)	$ (310,888)	$ (81,872)
Less: Net (income) loss attributable to noncontrolling interests		(1,369)	273	13,013	3,876	6,424		981
Net income (loss) attributable to Select Energy Services, Inc.		1,224		(7,164)	(285,359)	(1,043)
Predecessor
Calculation of basic and diluted earnings per share:
Net loss						(306,481)	$ (306,481)	$ (80,891)
Less: Net (income) loss attributable to noncontrolling interests			$ 34,931		$ 285,359
Class A-1 common stock
Calculation of basic and diluted earnings per share:
Net loss						(844)
Net income (loss) attributable to Select Energy Services, Inc.				$ (2,679)		(844)
Weighted average shares outstanding, basic				9,671,795
Net income (loss) per share attributable to common stockholders, basis				$ (0.28)
Weighted average shares outstanding, diluted				9,671,795
Net income (loss) per share attributable to common stockholders, diluted				$ (0.28)
Class A common stock
Calculation of basic and diluted earnings per share:
Net loss						(199)
Net income (loss) attributable to Select Energy Services, Inc.		$ 1,224		$ (4,485)		$ (199)
Weighted average shares outstanding, basic		30,336,923		16,189,997
Net income (loss) per share attributable to common stockholders, basis		$ 0.04		$ (0.28)
Weighted average shares outstanding, diluted		30,357,572		16,189,997
Net income (loss) per share attributable to common stockholders, diluted		$ 0.04		$ (0.28)
Class B common stock
Calculation of basic and diluted earnings per share:
Weighted average shares outstanding, basic		38,462,541		38,462,541
Weighted average shares outstanding, diluted		38,462,541		38,462,541